Subsequent Events (Details) - Subsequent Events [Member]			1 Months Ended
	Aug. 08, 2019 $ / shares shares	Aug. 08, 2019 ₪ / shares shares	Sep. 23, 2019
Employees [Member]
Subsequent Events (Textual)
Options to purchase of ordinary shares | shares	675,000	675,000
Options to purchase ordinary shares exercise price | $ / shares	$ 0.56
Employees [Member] | NIS [Member]
Subsequent Events (Textual)
Options to purchase ordinary shares exercise price | ₪ / shares		₪ 1.95
Board of Directors Chairman [Member]
Subsequent Events (Textual)
Description of shareholders options to purchase ordinary shares			The Company's shareholders approved, among others, the following: a. A grant of options to four members of the Company's Board of Directors (the "Eligible Directors") to purchase 300,000, each, of the Company's Ordinary Shares at an exercise price of NIS 1.95 per share. b. An extension for an additional year of the respective exercise periods of 725,000 out of the 1,200,000 options to purchase the Company's Ordinary Shares previously granted to the Eligible Directors and vested during 2017 and 2018, so that the exercise period thereof will be four years. c. To decrease the exercise price of the options granted to Magna - B.S.P Ltd.'s (the Company's significant shareholder) employees from NIS 3.57 to NIS 1.95.